Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Pennsylvania Municipal Bond Fund	May 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	970
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	507
Expense Example, with Redemption, 3 Years	704
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,532
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	538
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	$ 1,845